Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue			$ 6,672	$ 48,020
Cost of goods sold		$ (5,398)	(5,424)	(36,766)
Gross Profit		(5,398)	1,248	11,254
Operating Expenses
Energy license related expenditures			(210)	(4,451)	(3,746)
Research and development	(15,304)	(8,805)	(110,238)	(114,047)
Professional and management fees	(67,373)	(46,886)	(233,482)	(185,749)	(126,503)
Office and general	(19,971)	(23,279)	(44,700)	(69,226)	(45,781)
Stock based compensation		(2,000)	(305,000)	(180,000)
Depreciation	(149)	(4,155)	(41,370)	(16,209)
Financial expenses	63,628	(31,392)	(108,884)	(49,482)	(120)
Acquisition costs				(580,965)
Total Operating Expenses	(39,169)	(116,517)	(843,884)	(1,200,129)	(176,150)
Operating Income (Loss)	(39,169)	(121,915)	(842,636)	(1,188,875)	(176,150)
Other Income (Expenses)
Interest income		512	512	19,666	17,106
Gain on disposal of equipment			16,832	(1,727)
Loss on lease termination			(249)
Foreign exchange loss	(1,225)	(2,761)	(13,565)	(14,116)	(5)
Loss, Net of Income Tax	(40,394)	(124,164)	(839,106)	(1,185,052)	(159,049)
Foreign currency translation differences of foreign operations	(469)	1,804	(5,003)	(31,806)
Net Loss and Other Comprehensive Loss	$ (40,863)	$ (122,360)	$ (844,109)	$ (1,216,858)	$ (159,049)
Basic net income per share	$ (0.002)	$ (0.01)	$ (0.06)	$ (0.21)	$ (0.04)
Weighted average number of common shares outstanding	19,780,079	11,037,635	14,147,932	5,803,718	4,078,423